Restructuring (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
in € m.	2018	2017	2016
Corporate & Investment Bank	287	81	292
Private & Commercial Bank	55	360	141
Asset Management	19	6	47
Non-Core Operations Unit	–	–	4
Total Net Restructuring Charges	360	447	484

Net Restructuring by Type [text block table]
in € m.	2018	2017	2016
Restructuring – Staff related	367	430	491
thereof:
Termination Benefits	248	402	432
Retention Acceleration	113	26	54
Social Security	6	2	5
Restructuring – Non Staff related	(6)	17	(7)
Total Net Restructuring Charges	360	447	484

Organizational Changes [text block table]
Full-time equivalent staff	2018	2017	2016
Corporate & Investment Bank	1,002	502	356
Private & Commercial Bank	767	1,054	453
Asset Management	92	38	101
Infrastructure/Regional Management	1,138	451	541
Total full-time equivalent staff	3,000	2,045	1,451